Business Combination (Details)	Apr. 30, 2024	Mar. 31, 2024
Nuancheng [Member]
Business Combination [Line Items]
Equity interest percentage		85.00%
Duoduo Robot [Member]
Business Combination [Line Items]
Equity interest percentage	71.00%
Yuanjing Tribe [Member]
Business Combination [Line Items]
Equity interest percentage	75.00%
Shenzhen Duobao Fishing Industry Management Co., Ltd. [Member]
Business Combination [Line Items]
Equity interest percentage	51.00%
Shenzhen Jiuzhou Fangyun Digital Live Broadcasting Industry Technology Co., Ltd. [Member]
Business Combination [Line Items]
Equity interest percentage	53.00%